Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Licenses
Licenses
Licenses

Year Ended December 31,	2013	2012
(Dollars in thousands)
Balance, beginning of year	$1,456,794	$1,470,769
Acquisitions	16,540	122,690
Divestitures	(59,419)	-
Transferred to Assets held for sale	(16,027)	(140,599)
Other	3,238	3,934
Balance, end of year	$1,401,126	$1,456,794

Goodwill
Goodwill
Goodwill

Year Ended December 31,	2013	2012
(Dollars in thousands)
Assigned value at time of acquisition	$494,737	$494,737
Accumulated impairment losses in prior periods	-	-
Transferred to Assets held for sale	(72,994)	-
Balance, beginning of year	421,743	494,737
Divestitures	(505)	-
Transferred to Assets held for sale	-	(72,994)
NY1 & NY2 Deconsolidation	(33,714)	-
Balance, end of year	$387,524	$421,743